Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Annual Principal Payments [Abstract]
Twelve-month periods ending December 31, 2024	$ 32,955
Twelve-month periods ending December 31, 2025	44,433
Twelve-month periods ending December 31, 2026	76,786
Twelve-month periods ending December 31, 2027	43,657
Thereafter	15,880
Total	$ 213,711	$ 235,603